Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock cumulative, non voting, par value	$ 100	$ 100
Preferred stock cumulative, non voting, shares authorized	5,000,000	5,000,000
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	9,833,430	9,777,656
Common stock, shares outstanding	9,833,430	9,777,656
Series A [Member]
Preferred stock cumulative, non voting, shares issued	10,000	10,000
Preferred stock cumulative, non voting, shares outstanding	10,000	10,000
Series B [Member]
Preferred stock cumulative, non voting, shares issued	6,078	6,078
Preferred stock cumulative, non voting, shares outstanding	6,078	6,078